TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Expenses accrual	$ 68,015	$ 50,114
Suppliers	48,481	35,754
Advanced payments from customers	8,049	3,529
Trade payables	124,545	89,397
Trade payables	177	574
Expenses accrual	2,981	5,445
Non-current trade payables	2,981	5,445
Falcon Uru LLC
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 177	$ 574